INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible Assets
INTANGIBLE ASSETS

12.	INTANGIBLE ASSETS

	Patent	Concession right	Software	Total
	CNY	CNY	CNY	CNY
(As adjusted)
Cost
As of January 1, 2020	22,878	—	274	23,152
Additions	—	—	—	—
As of December 31, 2020	22,878	—	274	23,152

Accumulated amortization and impairment
As of January 1, 2020	(22,273)	—	(80)	(22,353)
Amortization charge	(115)	—	(41)	(156)
As of December 31, 2020	(22,388)	—	(121)	(22,509)

Net carrying amount
As of January 1, 2020	605	—	194	799
As of December 31, 2020	490	—	153	643

Cost
As of January 1, 2021 (As adjusted)	22,878	—	274	23,152
Transfer in	—	20,430	—	20,430
As of December 31, 2021	22,878	20,430	274	43,582

Accumulated amortization and impairment
As of January 1, 2021 (As adjusted)	(22,388)	—	(121)	(22,509)
Amortization charge	(105)	(730)	(49)	(884)
As of December 31, 2021	(22,493)	(730)	(170)	(23,393)

Net carrying amount
As of December 31, 2021	385	19,700	104	20,189
As of December 31, 2021 (US$)	61	3,099	16	3,176

As of December 31, 2020 and 2021, the Group’s concession rights associated with the environmental water projects (comprising intangible asset, contract assets and trade receivables) with aggregate gross carrying amounts of CNY121,224 (as adjusted) and CNY129,437, respectively, were pledged to secure bank loans from Bank of Communications with outstanding balances of CNY80,000 (as adjusted) and CNY77,000, respectively. Please refer to Note 21 for further details.

As a result of the long-term assets impairment assessment, an impairment loss amounting to CNY16,662 was recognized for intangible assets for the year ended December 31, 2019. Refer to Note 13 for further details, and there was no impairment loss on intangible assets for the years ended December 31, 2020 and 2021.